Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Other assets [Abstract]
Other current assets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	70,257	66,203
Prepaid expenses	64,708	56,300
Derivative financial instruments	50,097	33,817
VAT	25,215	47,543
Other receivables	35,728	34,232

Other current assets	246,005	238,095

Other non current assets

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	183,025	187,950
Derivative financial instruments	101,651	92,534
Compensation plan assets[1]	12,080	10,577
Prepaid expenses	4,462	5,749
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,875	4,996

Other non-current assets	311,538	307,251

1	For further details on compensation plan assets see Note 17.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 11.